Disaggregation of Revenues and Segment Reporting (Tables)	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2024
Disaggregation of Revenues and Segment Reporting (Tables) [Line Items]
Schedule of Net Revenues

The Company’s net revenues for the three and nine months ended September 30, 2025 and 2024 are disaggregated as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Solar system installations, net	$23,635,215	$19,230,550	$49,699,771	$52,332,526
Roofing installations	261,233	427,355	1,082,302	2,263,807
Total net revenues	$23,896,448	$19,657,905	$50,782,073	$54,596,333
Thus, revenue recognition is in turn matched with the installation equipment costs and expense associated with the completion of each project.
	Years ended December 31,
	2024	2023
Solar systems installations, net	70,614,343	102,928,549
Roofing installations	2,629,740	6,762,452
Total net revenues	$73,244,083	$109,691,001

Schedule of Segment Information

Segment information for the three and nine months ended September 30, 2025 and 2024 are as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Net revenues	$23,896,448	$19,657,905	$50,782,073	$54,596,333
Less: cost of revenues (exclusive of depreciation and amortization shown below):
Direct labor	2,218,124	2,787,617	5,692,497	7,666,087
Materials	7,230,607	7,389,256	13,678,280	20,614,402
Other	604,935	(389,523)	2,757,055	2,524,666
Cost of revenues (exclusive of depreciation and amortization):	10,053,666	9,787,350	22,127,832	30,805,155
Less: depreciation and amortization related to cost of revenues	135,393	283,326	568,415	614,272
Total gross profit	$13,707,389	$9,587,229	$28,085,826	$23,176,906

Depreciation and amortization	114,054	216,550	7,757,213	798,802
Commissions expense	5,965,767	4,893,360	12,735,435	12,663,350
Sales and marketing (exclusive of commissions expense above)	3,622,618	309,165	4,619,082	3,515,025
General and administrative	5,985,459	7,151,005	21,319,509	15,893,998
Other income, net	(165,308)	(137,508)	(300,999)	(188,329)
Interest expense	129,719	209,227	130,007	294,257
Gain on change in fair value of warrant liabilities	(124,200)	(138,000)	(691,380)	(828,000)
Total net loss before income taxes	(1,820,720)	(2,916,570)	(17,483,041)	(8,972,197)
Income tax benefit (provision)	(48,752)	44,146	(385,258)	235,352
Net loss	$(1,869,472)	$(2,872,424)	$(17,868,299)	$(8,736,845)

The following presents the significant financial information with respect to the Company’s reportable segment for the years ended December 31, 2024 and 2023 (in thousands):

	Year ended December 31,
	2024	2023
Total revenue	$73,244,083	$109,691,001
Less: Cost of goods sold (exclusive of depreciation and amortization shown below):
Direct labor	9,857,796	13,488,173
Materials	23,730,300	40,830,481
Other	4,433,423	5,118,020
Less: Cost of goods sold (exclusive of depreciation and amortization shown below):	38,021,519	59,436,674
Less: Depreciation and amortization related to Cost of goods sold	827,848	444,663
Gross Profit	$34,394,716	$49,809,664

Depreciation and amortization	4,008,690	1,397,211
Commissions expense	15,827,850	28,679,176
Sales and marketing (exclusive of Commissions expense above)	3,759,223	1,644,883
General and administrative	21,628,724	12,949,067
Other expense, net	(233,151)	183,401
Change in fair value of warrant liabilities	(69,000)	—
Interest expense	333,539	110,857

Net (loss) income before taxes	(10,861,159)	4,845,069
Income tax benefit	988,802	—
Net (loss) income	(9,872,357)	4,845,069

Schedule of Contract Assets and Liabilities	The following table summarizes the change in contract assets:
	December 31, 2024	December 31, 2023
Contract asset, beginning of the period	$4,915,064	$119,755
Cost of goods sold recognized during the period	(4,915,064)	(119,755)
Cash paid prior to completion of performance obligation	64,202	4,915,064
Contract assets, as of the end of the period	$64,202	$4,915,064

Heliogen, Inc. [Member]
Disaggregation of Revenues and Segment Reporting (Tables) [Line Items]
Schedule of Net Revenues

The following table provides information about disaggregated revenue:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
$ in thousands	2025	2024	2025	2024
Project revenue	$—	$442	$—	$975
Engineering services revenue	—	344	—	765
Total services revenue	—	786	—	1,740
Grant revenue	114	1,475	114	2,049
Total revenue	$114	$2,261	$114	$3,789

The following table provides information about disaggregated revenue:

	Year Ended December 31,
$ in thousands	2024	2023
Project revenue	$19,065	$300
Engineering services revenue	779	588
Total services revenue	19,844	888
Grant revenue	3,380	3,557
Total revenue	$23,224	$4,445

Schedule of Segment Information

The following table provides information about disaggregated SG&A expenses:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
$ in thousands	2025	2024	2025	2024
Employee compensation, excluding share-based compensation	$1,812	$3,310	$4,059	$7,521
Share-based compensation	339	793	798	1,671
Other selling, general and administrative (1)	3,293	5,402	5,703	12,668
Total selling, general and administrative	$5,444	$9,505	$10,560	$21,860
(1)	Other SG&A expense primarily consists of professional and consulting fees, facilities and other related costs and other administrative expenses.

The following table provides information about disaggregated R&D expenses:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
$ in thousands	2025	2024	2025	2024
Employee compensation, excluding share-based compensation	$505	$2,513	$1,302	$5,006
Share-based compensation	43	(173)	(10)	188
Other research and development (1)	(243)	2,411	101	3,348
Total research and development	$305	$4,751	$1,393	$8,542
(1)	Other R&D expense primarily consists of direct R&D costs, prototyping and testing expenses.

The following table provides information about disaggregated SG&A expenses:

	Year Ended December 31,
$ in thousands	2024	2023
Employee compensation, excluding share-based compensation	$12,906	$22,453
Share-based compensation	2,276	(6,464)
Collaboration Warrants	—	1,981
Other selling, general and administrative(1)	21,138	31,525
Total selling, general and administrative	$36,320	$49,495
(1)	Other SG&A expense primarily consists of professional and consulting fees, facilities and other related costs and other administrative expenses.
	Year Ended December 31,
$ in thousands	2024	2023
Employee compensation, excluding share-based compensation	$8,521	$9,640
Share-based compensation	191	750
Other research and development(1)	7,623	10,638
Total research and development	$16,335	$21,028
(1)	Other R&D expense primarily consists of direct R&D costs, prototyping and testing expenses.

Schedule of Receivables

Receivables consisted of the following:

$ in thousands	June 30, 2025	December 31, 2024
Trade receivables	$837	$737
Grant receivables:
Billed	—	151
Unbilled	—	377
Total grant receivables	—	528
Other receivables	146	215
Total receivables	983	1,480
Allowance for credit losses	(807)	(716)
Total receivables, net	$176	$764

Receivables consisted of the following:

	December 31,
$ in thousands	2024	2023
Trade receivables	$737	$954
Grant receivables:
Billed	151	—
Unbilled	377	3,623
Total grant receivables	528	3,623
Other receivables	215	309
Total receivables	1,480	4,886
Allowance for credit losses	(716)	(207)
Total receivables, net	$764	$4,679

Schedule of Contract Assets and Liabilities

The following table outlines the activity related to contract assets, which is included in total receivables on our consolidated balance sheets:

$ in thousands
Balance as of December 31, 2022	$560
Additions to unbilled receivables	177
Amounts billed to customers	(762)
Foreign currency translation adjustments	25
Balance as of December 31, 2023	$—

The following table outlines the activity related to contract liabilities:

$ in thousands
Balance as of December 31, 2022	$10,348
Payments received in advance of performance	6,960
Revenue recognized	(300)
Recognition of consideration payable associated with Project Warrants	(19)
Other	19
Balance as of December 31, 2023	$17,008
Payments received in advance of performance	4,700
Revenue recognized	(19,065)
Recognition of consideration payable associated with Project Warrants	(1,907)
Other	(736)
Balance as of December 31, 2024	$—

Schedule of Customer Concentration

The following table shows the customers, including governmental entities, who accounted for greater than 10% of our total revenue:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2025	2024	2025	2024
Customer A	—%	31%	—%	41%
Customer B	100%	65%	100%	54%

The following table shows the customers, including governmental entities, who accounted for greater than 10% of our total receivables:

	June 30, 2025	December 31, 2024
Customer B	—%	69%
Customer D	17%	—%

The following table shows the customers, including governmental entities, who accounted for greater than 10% of our total revenue:

	Year Ended December 31,
	2024	2023
Customer A	85%	—%
Customer B	15%	80%

The following table shows the customers, including governmental entities, who accounted for greater than 10% of our total receivables:

	December 31,
	2024	2023
Customer B	69%	77%
Customer C	—%	12%